Fair Values of Assets and Liabilities - Assets Measured at Fair Value on Nonrecurring Basis (Details) - Fair value, measurements, nonrecurring - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of allowance for losses	$ 763	$ 636
Other assets	51	25
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of allowance for losses	0	0
Other assets	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of allowance for losses	0	0
Other assets	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of allowance for losses	763	636
Other assets	$ 51	$ 25